Property and Equipment, Net - Schedule of Book Values of Property and Equipment, Net (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	SFr 365
Property and equipment, net at end of period	288	SFr 365
Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	916	851
Acquisitions	48	65
Property and equipment, net at end of period	964	916
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(551)	(420)
Depreciation expense	(125)	(132)
Property and equipment, net at end of period	(676)	(551)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	225
Property and equipment, net at end of period	154	225
Laboratory Equipment | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	600	555
Acquisitions	18	45
Property and equipment, net at end of period	618	600
Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(375)	(305)
Depreciation expense	(89)	(70)
Property and equipment, net at end of period	(464)	(375)
Laboratory Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	108
Property and equipment, net at end of period	89	108
Laboratory Fixtures and Fittings | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	195	195
Property and equipment, net at end of period	195	195
Laboratory Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(87)	(59)
Depreciation expense	(19)	(28)
Property and equipment, net at end of period	(106)	(87)
Office Equipment & Hardware
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	32
Property and equipment, net at end of period	45	32
Office Equipment & Hardware | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	121	101
Acquisitions	30	20
Property and equipment, net at end of period	151	121
Office Equipment & Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property and equipment, net at beginning of period	(89)	(55)
Depreciation expense	(17)	(34)
Property and equipment, net at end of period	SFr (106)	SFr (89)